Product revenues, net (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory	The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the year ended December 31, 2022 and December 31, 2021.

	Year Ended December 31,
(in KUSD)	2022	2021
Beginning balance	2,590	—
GTN sales adjustments for current year sales	15,200	5,493
GTN sales adjustments for prior year sales	(549)	—
Credits, payments and reclassifications to Accounts payable	(13,495)	(2,903)
Ending balance as of December 31,	3,746	2,590

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s consolidated balance sheet as of December 31, 2022 and December 31, 2021.

(in KUSD)	December 31, 2022	December 31, 2021
Accounts receivable, net	2,151	1,204
Other current liabilities	1,595	1,386
	3,746	2,590